Cover	Aug. 29, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	true
Amendment Description	On September 2, 2025, CorMedix Inc., a Delaware corporation (“the Company”) filed a Current Report on Form 8-K with the Securities and Exchange Commission (the “Original 8-K”), which reported that on August 29, 2025, the Company completed the acquisition of Melinta Therapeutics, LLC (“Melinta”), pursuant to the Agreement and Plan of Merger (the “Merger Agreement”), dated as of August 7, 2025, by and between the Company, Melinta, Coriander BidCo LLC, a Delaware limited liability company and a wholly owned subsidiary of the Company, and Deerfield Private Design Fund IV, L.P., a Delaware limited partnership, solely in its capacity as representative, agent and attorney-in-fact of the Melinta equityholders. This first amendment to the Original 8-K (“Amendment No. 1”) is being filed for the purpose of satisfying the Company’s undertaking to file the consolidated financial statements and pro forma financial statements required by Item 9.01 of Form 8-K. This Amendment No. 1 should be read in conjunction with the Original 8-K. Except as set forth herein, no modifications have been made to information contained in the Original 8-K.
Document Period End Date	Aug. 29, 2025
Entity File Number	001-34673
Entity Registrant Name	CorMedix Inc.
Entity Central Index Key	0001410098
Entity Tax Identification Number	20-5894890
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 Connell Drive
Entity Address, Address Line Two	Suite 4200
Entity Address, City or Town	Berkely Heights
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07922
City Area Code	908
Local Phone Number	517-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	CRMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false